Financial Information by Business Segment (Details) (USD $)	3 Months Ended										12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Information
Revenues from external customers (including affiliates)	$ 138,390,000		$ 120,922,000	$ 109,327,000	$ 107,908,000	$ 95,595,000		$ 92,029,000	$ 87,355,000	$ 79,022,000	$ 476,547,000	[1],[2]	$ 354,001,000	[1],[2]	$ 236,293,000	[1],[2]
Operating income	99,829,000		81,866,000	72,400,000	72,617,000	66,306,000		63,883,000	59,709,000	54,896,000	326,712,000	[1]	244,794,000	[1]	150,600,000	[1]
Other income											2,349,000	[1]	1,242,000	[1]	8,228,000	[1]
Interest expense											30,856,000	[1],[3]	1,672,000	[1],[3]	2,944,000	[1],[3]
Income tax expense											31,705,000	[1]	54,573,000	[1]	45,668,000	[1]
Net income	84,833,000		67,701,000	58,968,000	54,998,000	52,145,000		49,943,000	44,717,000	42,986,000	266,500,000	[1],[4]	189,791,000	[1],[4]	110,216,000	[1],[4]
Segment assets	1,822,819,000	[5]				1,351,940,000	[5]				1,822,819,000	[5]	1,351,940,000	[5]	999,914,000
Depreciation and amortization											46,054,000	[1],[4]	30,906,000	[1],[4]	22,006,000	[1],[4]
Expenditures for segment assets											353,302,000	[6]	275,532,000	[6]	286,000,000	[6]
Accrued capital expenditures	51,100,000					16,300,000					51,100,000		16,300,000		23,700,000
Non-cash compensation costs capitalized											300,000
Transmission and storage assets
Segment Information
Revenues from external customers (including affiliates)											254,820,000		173,881,000		120,797,000
Operating income											183,294,000		124,950,000		81,127,000
Segment assets	928,864,000					807,287,000					928,864,000		807,287,000		619,163,000
Depreciation and amortization											26,792,000		18,323,000		12,901,000
Expenditures for segment assets											127,134,000		77,989,000		188,143,000
Gathering assets
Segment Information
Revenues from external customers (including affiliates)											221,727,000		180,120,000		115,496,000
Operating income											143,418,000		119,844,000		69,473,000
Segment assets	765,090,000					526,290,000					765,090,000		526,290,000		330,710,000
Depreciation and amortization											19,262,000		12,583,000		9,105,000
Expenditures for segment assets											226,168,000		197,543,000		97,857,000
Operating Segments
Segment Information
Segment assets	1,693,954,000					1,333,577,000					1,693,954,000		1,333,577,000		949,873,000
Corporate, Non-Segment
Segment Information
Segment assets	$ 128,865,000					$ 18,363,000					$ 128,865,000		$ 18,363,000		$ 50,041,000

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of the Northern West Virginia Marcellus gathering system (NWV Gathering) and the Jupiter natural gas gathering system (Jupiter). Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise Pipeline, LLC (Sunrise). See Note 2.
[2]	Operating revenues included affiliate revenues from EQT Corporation and subsidiaries (collectively, EQT) of $328.5 million, $310.2 million and $205.6 million for the years ended December 31, 2014, 2013 and 2012, respectively. In December 2013, EQT completed the sale of Equitable Gas Company, LLC (Equitable Gas Company) to PNG Companies LLC. As a result, revenues from Equitable Gas Company were reported as third party revenues in 2014. For the years ended December 31, 2013 and 2012, Equitable Gas Company revenues reported as affiliate revenues were $37.6 million and $36.8 million, respectively. See Note 4.
[3]	Interest expense for the years ended December 31, 2014 and 2013 included $19.9 million and $0.8 million, respectively, related to interest on a capital lease with an affiliate (see Note 12). Interest expense for the year ended December 31, 2012 included interest expense of $4.1 million to an affiliate on intercompany debt. See Note 4.
[4]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise. See Note 2.
[5]	Financial statements as of December 31, 2013 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. See Note 2.
[6]	The Partnership accrues capital expenditures when work has been completed but the associated bills have not yet been paid. These accrued amounts are excluded from capital expenditures on the combined statements of cash flows until they are paid in a subsequent period. Accrued capital expenditures in the table above were $51.1 million, $16.3 million and $23.7 million at December 31, 2014, 2013 and 2012, respectively.